Accounts Receivable (Schedule Of Changes In Allowance For Doubtful Accounts Receivable) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Abstract]
Beginning balance	€ (9,304)	€ (8,968)	€ (7,300)
Charged to selling, general and administrative expenses	(356)	(461)	(2,812)
Utilization	2,109	648	1,145
Foreign currency translation effect	(50)	(522)	(1)
Ending balance	€ (7,601)	€ (9,304)	€ (8,968)